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AB FlexFee High Yield Portfolio
SUMMARY INFORMATION AB FlexFeeTM High Yield Portfolio
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek to maximize total return consistent with prudent investment management.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	AB FlexFee High Yield Portfolio Advisor Class USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AB FlexFee High Yield Portfolio Advisor Class
Management Fees	0.20%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses: Transfer Agent	0.11%
Other Expenses	1.53%
Total Other Expenses	1.64%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.85%
Fee Waiver and/or Expense Reimbursement	(1.55%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.30%
[1]	The management fee paid to AllianceBernstein L.P. (the “Adviser”) consists of a base fee at an annualized rate of 0.40% of the Fund’s average daily net assets and a positive or negative performance adjustment of up to an annualized rate of 0.20% based upon the Fund’s performance relative to the Markit iBoxx USD Liquid High Yield Index, resulting in a minimum total fee of 0.20% and a maximum total fee of 0.60%. The management fee in the table represents the fee rate paid by the Fund (prior to fee waivers) for the period over which the performance adjustment was determined (from February 26, 2018 through December 31, 2019).
[2]	The Adviser has contractually agreed to waive fees and/or to bear expenses of the Fund until April 30, 2021 to the extent necessary to prevent Total Other Expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 0.10% of average daily net assets (“expense limitation”). Any fees waived and expenses borne by the Adviser through December 31, 2019 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s Total Other Expenses to exceed the expense limitation. In connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses.” The expense limitation and waiver agreement will remain in effect until April 30, 2021 and may only be terminated or changed with the consent of the Fund’s Board of Directors. In addition, the expense limitation and waiver agreement will be automatically extended for one-year terms unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver and/or expense limitation is in effect through the date indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	AB FlexFee High Yield Portfolio Advisor Class USD ($)
After 1 Year	$ 31
After 3 Years	430
After 5 Years	856
After 10 Years	$ 2,042

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate was 40% of the average value of its portfolio.
PRINCIPAL STRATEGIES
At least 80% of the Fund’s net assets will under normal circumstances be invested in fixed-income securities rated Ba1 or lower by Moody’s Investors Service (“Moody’s”) or BB+ or lower by S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”) (commonly known as “junk bonds”), unrated securities considered by the Adviser to be of comparable quality, and related derivatives. The Fund may invest in fixed-income securities with a range of maturities from short- to long-term. The Fund may also invest in equity securities.

In selecting securities for purchase or sale by the Fund, the Adviser attempts to take advantage of inefficiencies that it believes exist in the global debt markets. These inefficiencies arise from investor behavior, market complexity, and the investment limitations to which investors are subject. The Adviser combines quantitative analysis with fundamental credit and economic research in seeking to exploit these inefficiencies.

The Fund will most often invest in securities of U.S. issuers, but may also purchase fixed-income securities of foreign issuers, including securities denominated in foreign currencies and securities of emerging market issuers. The Adviser may or may not hedge any foreign currency exposure through the use of currency-related derivatives.

The Fund expects to use derivatives, such as options, futures contracts, forwards and swaps, to a significant extent. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Fund’s exposure. The Fund may, for example, use credit default and interest rate swaps to gain exposure to the fixed-income markets or particular fixed-income securities and, as noted above, may use currency-related derivatives. The Adviser may use derivatives to effectively leverage the Fund by creating aggregate market exposure substantially in excess of the Fund’s net assets.
PRINCIPAL RISKS
  Market Risk: The value of the Fund’s assets will fluctuate as the bond or stock market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market.
  Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.
  Below Investment Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility, due to such factors as specific corporate developments, negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.
  Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.
  Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.
  Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk.
  Leverage Risk: To the extent the Fund uses leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.
  Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.
  Emerging Market Risk: Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.
  Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments in fixed-income securities denominated in foreign currencies or reduce the Fund’s returns.
  Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.
  Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.
As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund’s performance changed from year to year over ten years; and
  how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the website at www.abfunds.com (click on “Investments—Mutual Funds”).

The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance information prior to July 26, 2016 shown below reflects the historical performance of the AB High-Yield Portfolio, a series of The AB Pooling Portfolios (the “Accounting Survivor”), adjusted to reflect the expense ratio of Advisor Class shares of the Fund as of July 26, 2016. Upon completion of a reorganization of the Accounting Survivor into the Fund on July 26, 2016, the Fund assumed the performance and financial history of the Accounting Survivor. At the time of the reorganization, the Accounting Survivor and the Fund had substantially similar investment objectives and strategies.

Effective February 26, 2018, the Fund implemented a performance-based, or fulcrum, advisory fee. Accordingly, performance information shown below for periods prior to such date does not reflect performance fee adjustments and would have been different if the Fund had been managed under the performance (fulcrum) fee arrangement.
Bar Chart
The annual returns in the bar chart are for the Fund’s Advisor Class shares, which reflect the performance of the Accounting Survivor’s shares prior to July 26, 2016, adjusted to reflect the expense ratio of Advisor Class shares of the Fund. Through March 31, 2020, the year-to-date unannualized return for the Fund’s shares was -14.01%.

Calendar Year End (%) During the period shown in the bar chart, the Fund’s: Best Quarter was up 7.40%, 1st quarter, 2019; and Worst Quarter was down -7.13%, 3rd quarter, 2011.
Performance Table Average Annual Total Returns (For the periods ended December 31, 2019)
Average Annual Total Returns - AB FlexFee High Yield Portfolio		1 Year	5 Years	10 Years
Advisor Class	[1]	14.89%	5.48%	7.73%
Advisor Class | Return After Taxes on Distributions	[1],[2]	12.17%	2.67%	4.71%
Advisor Class | Return After Taxes on Distributions and Sale of Fund Shares	[1],[2]	8.75%	2.88%	4.67%
Markit iBoxx USD Liquid High Yield Index (reflects no deduction for fees, expenses, or taxes)		14.65%	5.63%	6.83%
[1]	Performance information for periods prior to the reorganization reflects the performance of the shares of the Accounting Survivor, adjusted to reflect the expense ratio of the Advisor Class shares of the Fund.
[2]	After-tax Returns: – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.